Lines of Credit and Debt - Interest Expense Related to the Cash Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 35,537	$ 24,773	$ 20,451
Cash Convertible Notes
Debt Instrument [Line Items]
Coupon interest	6,890	4,832
Amortization of original issuance discount	32,114	21,377
Amortization of debt issuance costs	3,485	2,615
Total interest expense related to the Cash Convertible Notes	$ 42,489	$ 28,824